UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2012

Check here if Amendment  [_] Amendment Number:
This Amendment (Check only one.):                 [_] is a restatement.
                                                  [_] adds new holdings
                                                  entries.

Institutional Investment Manager Filing this Report:

     Name:       Altimeter Capital Management, LLC
     Address:    One International Place
                 Suite 2400
                 Boston, MA 02110

13F File Number: 28-14752

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

     Name:       John J. Kiernan III
     Title:      Chief Compliance Officer
     Phone:      617-310-6142

     Signature, Place, and Date of Signing:
     John J. Kiernan III                Boston,                  February 14,
                                        Massachusetts            2013
     [Signature]                        [City, State]            [Date]

Report Type (Check only one.):

     [X] 13F Holdings Report, (Check here if all holdings of this reporting manager are reported in this report.)
     [_] 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
     [_] 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number               Name

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 20

Form 13F Information Table Value Total: 243,155
                                            (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

     Form 13F File Number               Names

                                                     Form 13F Information Table

          Column 1               Column 2    Column 3  Column 4      Column 5       Column 6  Column 7           Column 8
----------------------------- -------------- --------- -------- ------------------ ---------- -------- -----------------------------
                                                        Value    Shares/  Sh/ Put/ Investment  Other         Voting Authority
       Name of Issuer         Title of Class   CUSIP   (x$1000)  Prn Amt  Prn Call Discretion Managers   Sole     Shared     None
----------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- --------- ---------
ALASKA AIR GROUP INC          Com            11659109     8,491   197,054 SH          Sole               197,054
AVIS BUDGET GROUP INC         Com            053774105   27,708 1,397,966 SH          Sole             1,397,966
CALLIDUS SOFTWARE INC         Com            13123E500      549   120,947 SH          Sole               120,947
CHURCHILL DOWNS INC           Com            171484108      824    12,401 SH          Sole                12,401
CTRIP.COM INTERNATIONAL LTD   Sponsored ADR  22943F100   10,483   460,000 SH          Sole               460,000
DELTA AIR LINES INC           Com            247361702   67,149 5,657,006 SH          Sole             5,657,006
ELONG INC                     Sponsored ADR  290138205      908    61,226 SH          Sole                61,226
F5 NETWORKS INC               Com            315616102      972    10,000 SH          Sole                10,000
FACEBOOK INC                  Class A        30303M102    8,985   337,400 SH          Sole               337,400
HERTZ GLOBAL HOLDINGS INC     Com            42805T105   11,984   736,592 SH          Sole               736,592
INTERXION HOLDING NV          SHS            N47279109    1,188    50,000 SH          Sole                50,000
LIQUIDITY SERVICES INC        Com            53635B107    1,634    40,000 SH          Sole                40,000
ORBITZ WORLDWIDE INC          Com            68557K109      302   111,000 SH          Sole               111,000
PRICELINE.COM INC             Com            741503403   40,378    65,000 SH          Sole                65,000
REALPAGE INC                  Com            75606N109    3,020   140,000 SH          Sole               140,000
RED HAT INC                   Com            756577102    3,178    60,000 SH          Sole                60,000
ROYAL CARIBBEAN CRUISES LTD   Com            V7780T103   45,686 1,343,700 SH          Sole             1,343,700
SPIRIT AIRLINES INC           Com            848577102    1,772   100,000 SH          Sole               100,000
TRIPADVISOR INC               Com            896945201    3,776    90,000 SH          Sole                90,000
UNITED CONTINENTAL HOLDINGS   Com            910047109    4,169   178,302 SH          Sole               178,302
